UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Sheldon R. Stein or Mareilé B. Cusack 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to:

Arthur Don Seyfarth Shaw LLP 131 South Dearborn Street Suite 2400 Chicago, Illinois 60603

Registrant's telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments

Number of Shares	COMMON STOCKS—100.11%	Cost	Market Value

	Consumer Discretionary & Services—24.63%
1,500,475	Black & Decker Corp.	$121,537,818	$104,508,084
2,057,725	Harte-Hanks, Inc.	46,375,321	35,598,643
4,817,050	Hewitt Associates, Inc., Class A (a)	119,170,058	184,444,844
7,406,800	Interpublic Group of Cos., Inc. (a)	81,206,219	60,069,148
3,753,400	Lee Enterprises, Inc.	128,523,058	54,987,310
4,962,300	McClatchy Co., Class A	217,503,439	62,127,996
1,543,100	Mohawk Industries, Inc. (a)	109,762,546	114,806,640
3,287,800	Newell Rubbermaid Inc.	84,716,129	85,088,264
3,236,575	Royal Caribbean Cruises Ltd.	135,809,325	137,360,243
		1,044,603,913	838,991,172
	Consumer Staples—7.96%
6,213,825	Constellation Brands, Inc. (a)	135,580,590	146,894,823
2,418,953	J.M. Smucker Co.	96,648,892	124,430,942
		232,229,482	271,325,765
	Financial Services—33.39%
4,703,350	Assured Guaranty Ltd. (b)	98,883,936	124,826,909
2,729,400	CB Richard Ellis Group, Inc. (a)	60,149,193	58,818,570
2,132,500	City National Corp.	154,868,542	126,990,375
3,330,000	Equifax Inc.	126,918,180	121,078,800
6,450,550	H&R Block, Inc.	143,481,586	119,786,713
3,938,150	HCC Insurance Holdings, Inc.	68,404,887	112,946,142
4,062,700	Janus Capital Group Inc.	49,753,658	133,459,695
1,500,500	Jones Lang LaSalle Inc.	23,634,202	106,775,580
403,525	Markel Corp. (a)	90,358,093	198,171,128
904,000	Sotheby’s	32,909,965	34,442,400
		849,362,242	1,137,296,312
	Health Care—7.63%
1,212,300	Bio-Rad Laboratories, Inc., Class A (a)	74,732,433	125,618,526
5,223,175	IMS Health Inc.	121,784,313	120,341,952
559,875	Invacare Corp.	12,233,824	14,108,850
		208,750,570	260,069,328
	Materials & Processing—10.65%
3,615,710	Brady Corp., Class A	69,842,871	126,875,264
1,253,250	Energizer Holdings, Inc. (a)	25,864,606	140,526,922
2,662,300	USG Corp. (a)	120,745,256	95,283,717
		216,452,733	362,685,903
	Producer Durables—10.33%
3,408,000	ACCO Brands Corp. (a)(b)	76,759,532	54,664,320
2,258,450	Herman Miller, Inc.	43,448,233	73,151,196
4,130,900	IDEX Corp. (b)	57,976,398	149,249,417
4,712,775	Steelcase Inc., Class A	57,694,985	74,791,739
		235,879,148	351,856,672

ARIELMUTUALFUNDS.COM

December 31, 2007 (Unaudited)

Number of Shares	COMMON STOCKS—100.11% (cont’d)	Cost	Market Value

	Technology—5.52%
2,218,775	Anixter International Inc. (a)(b)	$58,438,417	$138,163,119
17,620,950	BearingPoint, Inc. (a)(b)	139,455,233	49,867,289
		197,893,650	188,030,408

	Total Common Stocks	2,985,171,738	3,410,255,560

Principal Amount	REPURCHASE AGREEMENT—0.52%	Cost	Market Value

$17,700,650	Fixed Income Clearing Corporation, 3.50%, dated 12/31/2007, due 1/2/2008, repurchase price $17,704,092, (collateralized by Federal National Mortgage Assoc., 5.57%-6.00%, due 6/30/2028-4/18/2036)	$17,700,650	$17,700,650
	Total Investments—100.63%	$3,002,872,388	3,427,956,210
	Liabilities less Other Assets—(0.63%)		(21,399,520)
	NET ASSETS—100.00%		$3,406,556,690

(a)  Non-income producing.

(b)  Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

QUARTERLY REPORT  DECEMBER 31, 2007

Ariel Appreciation Fund Schedule of Investments

Number of Shares	COMMON STOCKS—99.21%	Cost	Market Value

	Consumer Discretionary & Services—30.97%
2,550,200	Accenture Ltd, Class A	$40,377,067	$91,883,706
768,400	Black & Decker Corp.	28,542,510	53,519,060
1,698,150	Carnival Corp.	57,915,506	75,550,694
2,413,700	CBS Corp., Class B	59,879,344	65,773,325
1,919,050	Gannett Co., Inc.	108,630,795	74,842,950
1,994,700	Hewitt Associates, Inc., Class A (a)	55,818,720	76,377,063
2,520,075	Interpublic Group of Cos., Inc. (a)	21,136,188	20,437,808
2,211,000	McClatchy Co., Class A	98,174,435	27,681,720
798,300	Mohawk Industries, Inc. (a)	56,740,967	59,393,520
1,223,000	Omnicom Group Inc.	36,462,813	58,129,190
1,431,900	YUM! Brands, Inc.	16,230,780	54,798,813
		579,909,125	658,387,849
	Consumer Staples—6.28%
898,072	Clorox Co.	34,319,557	58,527,352
3,169,200	Constellation Brands, Inc. (a)	67,668,900	74,919,888
		101,988,457	133,447,240
	Financial Services—37.54%
713,500	Aflac Inc.	32,033,875	44,686,505
2,227,125	CB Richard Ellis Group, Inc. (a)	59,135,916	47,994,544
1,204,200	City National Corp.	86,459,629	71,710,110
698,322	Dun & Bradstreet Corp.	17,041,841	61,892,279
2,024,000	Equifax Inc.	46,485,471	73,592,640
531,200	Franklin Resources, Inc.	18,426,683	60,785,216
2,750,600	H&R Block, Inc.	61,568,426	51,078,642
1,464,700	HCC Insurance Holdings, Inc.	44,748,815	42,007,596
2,364,100	Janus Capital Group Inc.	26,012,486	77,660,685
607,800	Jones Lang LaSalle Inc.	55,974,028	43,251,048
1,352,700	Moody’s Corp.	60,790,054	48,291,390
1,080,000	Northern Trust Corp.	32,760,639	82,706,400
571,500	Sotheby’s	20,869,569	21,774,150
1,159,900	T. Rowe Price Group, Inc.	20,091,199	70,614,712
		582,398,631	798,045,917
	Health Care—11.23%
1,431,750	Baxter International Inc.	30,428,252	83,113,087
3,180,060	IMS Health Inc.	51,370,367	73,268,582
1,429,554	Thermo Fisher Scientific Inc. (a)	22,127,480	82,456,675
		103,926,099	238,838,344
	Materials & Processing—5.42%
558,100	Energizer Holdings, Inc. (a)	44,258,099	62,579,753
1,469,800	USG Corp. (a)	69,339,620	52,604,142
		113,597,719	115,183,895
	Producer Durables—5.63%
707,800	Illinois Tool Works Inc.	38,063,056	37,895,612
2,148,675	Pitney Bowes Inc.	78,022,063	81,735,597
		116,085,119	119,631,209

ARIELMUTUALFUNDS.COM

December 31, 2007 (Unaudited)

Number of Shares	COMMON STOCKS—99.21% (cont’d)	Cost	Market Value

	Technology—2.14%
730,400	Anixter International Inc. (a)	$47,125,266	$45,482,008

	Total Common Stocks	1,645,030,416	2,109,016,462

Principal Amount	REPURCHASE AGREEMENT—2.40%	Cost	Market Value

$50,909,626	Fixed Income Clearing Corporation, 3.50%, dated 12/31/2007, due 1/2/2008, repurchase price $50,919,525, (collateralized by Federal National Mortgage Assoc., 6.00%, due 4/18/2036)	$50,909,626	$50,909,626
	Total Investments—101.61%	$1,695,940,042	2,159,926,088
	Liabilities less Other Assets—(1.61%)		(34,185,971)
	NET ASSETS—100.00%		$2,125,740,117

(a)   Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

QUARTERLY REPORT  DECEMBER 31, 2007

Ariel Focus Fund Schedule of Investments	December 31, 2007 (Unaudited)

Number of Shares	COMMON STOCKS—96.04%	Cost	Market Value

	Autos & Transportation—6.70%
26,900	Toyota Motor Corp., ADR	$2,793,369	$2,855,973

	Consumer Discretionary & Services—23.93%
55,000	Accenture Ltd, Class A	1,554,494	1,981,650
25,200	Black & Decker Corp.	2,172,434	1,755,180
43,800	Carnival Corp.	2,106,185	1,948,662
36,500	Hewitt Associates, Inc., Class A (a)	931,695	1,397,585
57,600	Home Depot, Inc.	2,159,219	1,551,744
33,000	Omnicom Group Inc.	1,535,977	1,568,490
		10,460,004	10,203,311
	Consumer Staples—2.46%
44,300	Constellation Brands, Inc. (a)	857,360	1,047,252

	Financial Services—22.75%
27,500	Aflac Inc.	1,236,588	1,722,325
53,700	Citigroup Inc.	2,271,066	1,580,928
79,400	H&R Block, Inc.	1,779,956	1,474,458
41,600	JPMorgan Chase & Co.	1,745,710	1,815,840
23,500	Morgan Stanley	1,162,985	1,248,085
40,400	UBS AG	2,427,899	1,858,400
		10,624,204	9,700,036
	Health Care—13.81%
40,275	Covidien Ltd.	1,492,310	1,783,780
85,200	IMS Health Inc.	2,057,757	1,963,008
32,100	Johnson & Johnson	2,013,337	2,141,070
		5,563,404	5,887,858
	Materials & Processing—2.28%
27,200	USG Corp. (a)	1,295,720	973,488

	Other—8.91%
536	Berkshire Hathaway Inc., Class B (a)	1,594,230	2,538,496
31,775	Tyco International Ltd.	1,316,147	1,259,878
		2,910,377	3,798,374
	Producer Durables—3.33%
26,500	Illinois Tool Works Inc.	1,394,764	1,418,810

	Technology—11.87%
95,000	Dell Inc. (a)	2,305,224	2,328,450
25,300	International Business Machines Corp.	2,048,580	2,734,930
		4,353,804	5,063,380

	Total Common Stocks	40,253,006	40,948,482

Principal Amount	REPURCHASEAGREEMENT—3.54%	Cost	Market Value

$1,507,739	Fixed Income Clearing Corporation, 3.50%, dated 12/31/2007, due 1/2/2008, repurchase price $1,508,032, (collateralized by Federal National Mortgage Assoc., 5.57%, due 6/30/2028)	$1,507,739	$1,507,739
	Total Investments—99.58%	$41,760,745	42,456,221
	Other Assets less Liabilities—0.42%		179,786
	NET ASSETS—100.00%		$42,636,007

(a)	Non-income producing.
A category may contain multiple industries as defined by the Standard Industrial Classification system.
See Notes to Schedules of Investments.

ARIELMUTUALFUNDS.COM

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	February 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	February 4, 2008

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	February 4, 2008